Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash dividends declared:
Common stock, Cash dividend per share	$ 0.19	$ 0.16	$ 0.10
Series A Preferred Stock [Member]
Cash dividends declared:
Preferred stock dividend per share	$ 85.00	$ 85.00	$ 85.00
Series B Preferred Stock Variable [Member]
Cash dividends declared:
Preferred stock dividend per share	$ 33.14	$ 33.14	$ 0.00